PROSPECTUS

DECEMBER 1, 1999
(as revised March 28, 2000)


BOSTON PARTNERS
   LARGE CAP VALUE FUND

BOSTON PARTNERS
   MID CAP VALUE FUND

BOSTON PARTNERS
   SMALL CAP VALUE FUND II

BOSTON PARTNERS
   BOND FUND

BOSTON PARTNERS
   MARKET NEUTRAL FUND

   INSTITUTIONAL CLASS

bp (LOGO)
BOSTON PARTNERS ASSET MANAGEMENT, L.P.
[GRAPHIC OMITTED]

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.




                               INSTITUTIONAL CLASS




                         BOSTON PARTNERS FAMILY OF FUNDS

                              LARGE CAP VALUE FUND

                               MID CAP VALUE FUND

                             SMALL CAP VALUE FUND II

                                    BOND FUND

                               MARKET NEUTRAL FUND







--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999
                                                     (as revised March 28, 2000)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

================================ INTRODUCTION ................................ 3

                                 DESCRIPTIONS OF THE BOSTON PARTNERS FUNDS

                                   Boston Partners Large Cap Value Fund ...... 4

                                   Boston Partners Mid Cap Value Fund ........ 9
A LOOK AT THE GOALS, STRATEGIES,
RISKS, EXPENSES AND FINANCIAL      Boston Partners Small Cap Value Fund II....14
HISTORY OF EACH OF THE
BOSTON PARTNERS FUNDS.             Boston Partners Bond Fund .................19

                                   Boston Partners Market Neutral Fund .......24



                                 MANAGEMENT

                                   Investment Adviser ........................28
DETAILS ABOUT THE SERVICE
PROVIDERS.                         Service Provider Chart ....................30



                                 SHAREHOLDER INFORMATION
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND           Pricing of Fund Shares ....................31
CLOSING AN ACCOUNT IN ANY OF
THE BOSTON PARTNERS FUNDS.         Purchase of Fund Shares ...................31
================================
                                   Redemption of Fund Shares .................32

                                   Exchange Privilege ........................34

                                   Dividends and Distributions ...............35

                                   Taxes .....................................35

                                   Multi-Class Structure .....................36



                                 FOR MORE INFORMATION ................Back Cover

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the Boston Partners Family of Funds of The RBB Fund, Inc.
(the "Company").

     The five mutual funds of the Company offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Small Cap Value Fund II, Boston Partners Bond Fund and Boston Partners Market Neutral Fund (each a "Fund" and collectively, the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Funds.

     This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. Once you read the short sections about the Funds that interest you, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to all the Funds offered by this Prospectus.

BOSTON PARTNERS LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital with current income as a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by Boston Partners Asset Management L.P. (the "Adviser") as possessing value characteristics. The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the policies above, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE
     ANNUAL TOTAL RETURNS AS OF  DECEMBER 31
     The bar chart below shows the variability of the annual total returns for the Institutional Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         1997            31.09
                         1998            (0.64%)

     Since inception (January 2, 1997), the highest calendar quarter total return for the Institutional Class of the Fund was 15.39% (quarter ended June 30, 1997) and the lowest calendar quarter total return was (16.02)% (quarter ended September 30, 1998). The total return was (10.93)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Institutional Class, compare with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") for the same periods. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                ----------------------------------------------
                                     1 YEAR                SINCE INCEPTION
                                     ------                ---------------
     Institutional Class               (.64)%                   14.15%*
     S&P 500 Index                     28.57%                   30.99%

     *Commenced operations on January 2, 1997.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees .........................................      0.75%
     Distribution (12b-1) fees ...............................      None
     Other expenses(1) .......................................      0.55%
                                                                    ----
         Total annual Fund operating expenses ................      1.30%
     Fee waivers(2) ..........................................      0.30%
                                                                    ----
     Net expenses ............................................      1.00%
                                                                    ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.00%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $102          $383           $684          $1,541

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                  LARGE CAP VALUE FUND
                                                                     -------------------------------------------------
                                                                        FOR THE        FOR THE        FOR THE PERIOD
                                                                      YEAR ENDED     YEAR ENDED      JANUARY 2, 1997*
                                                                      AUGUST 31,     AUGUST 31,     THROUGH AUGUST 31,
                                                                         1999           1998               1997
                                                                     -------------  -------------   ------------------
                                                                     INSTITUTIONAL  INSTITUTIONAL      INSTITUTIONAL
                                                                        CLASS           CLASS              CLASS
                                                                     -------------  -------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period .............................      $ 10.58       $ 12.46            $ 10.00
                                                                        -------       -------            -------
Net investment income/(loss) (1) .................................         0.05          0.12               0.05
Net realized and unrealized gain/(loss) on investments (2) .......         1.76         (1.31)              2.41
                                                                        -------       -------            -------
Net increase/(decrease) in net assets resulting from operations ..         1.81         (1.19)              2.46
                                                                        -------       -------            -------
Dividends to shareholders from:
Net investment income ............................................        (0.04)        (0.08)                --
Net realized capital gains .......................................        (0.11)        (0.61)                --
                                                                        -------       -------            -------
Total dividends and distributions to shareholders ................        (0.15)        (0.69)                --
                                                                        -------       -------            -------
Net asset value, end of period ...................................      $ 12.24       $ 10.58            $ 12.46
                                                                        =======       =======            =======
Total investment return ..........................................        17.12%       (10.23%)            24.60%(3)
                                                                        =======       =======            =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....................      $53,112       $50,724            $24,603
   Ratio of expenses to average net assets (1) ...................         1.00%         1.00%              1.00%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........................         1.30%         1.49%              2.64%(4)
   Ratio of net investment income to average net assets (1) ......         0.61%         0.87%              1.19%(4)
   Portfolio turnover rate .......................................       156.16%       111.68%             67.16%

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MID CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
======================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of between $200 million and $6 billion and identified by Boston Partners Asset Management L.P.(the "Adviser") as having value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Institutional Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  1998
                                  -----
                                 (2.20%)

     Since inception (June 2, 1997), the highest calendar quarter total return for the Institutional Class of the Fund was 13.55% (quarter ended March 31,
1998) and the lowest calendar quarter total return was (20.90)% (quarter ended September 30, 1998). The total return was (10.20)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Institutional Class, compare with the Russell 2500 Index for the same periods. The Russell 2500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                  ----------------------------------------------
                                          1 YEAR               SINCE INCEPTION
                                         -------               ---------------
     Institutional Class                 (2.20)%                    8.28%*
     Russell 2500 Index                   0.38%                    10.32%

     *Commenced operations on June 2, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ...........................................     0.80%
     Distribution (12b-1) fees .................................     None
     Other expenses(1) .........................................     0.45%
                                                                     ----
         Total annual Fund operating expenses ..................     1.25%
     Fee waivers(2) ............................................     0.25%
                                                                     ----
     Net expenses ..............................................     1.00%
                                                                     ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.00%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $102          $372           $662          $1,489

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                    MID CAP VALUE FUND
                                                                     ----------------------------------------------------
                                                                        FOR THE           FOR THE       FOR THE PERIOD
                                                                      YEAR ENDED        YEAR ENDED       JUNE 2, 1997*
                                                                      AUGUST 31,         AUGUST 31,    THROUGH AUGUST 31,
                                                                         1999              1998              1997
                                                                     -------------     -------------   ------------------
                                                                     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                        CLASS              CLASS             CLASS
                                                                     -------------     -------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period .............................     $   9.48          $ 11.01             $10.00
                                                                       --------          -------             ------
Net investment income/(loss) (1) .................................         0.02             0.01               0.01
Net realized and unrealized gain/(loss) on investments (2) .......         1.98            (1.39)              1.00
                                                                       --------          -------             ------
Net increase/(decrease) in net assets resulting from operations. .         2.00            (1.38)              1.01
                                                                       --------          -------             ------
Dividends to shareholders from:
Net investment income ............................................        (0.01)           (0.01)                --
Net realized capital gains .......................................           --            (0.14)                --
                                                                       --------          -------             ------
Total dividends and distributions to shareholders ................        (0.01)           (0.15)                --
                                                                       --------          -------             ------
Net asset value, end of period ...................................     $  11.47          $  9.48             $11.01
                                                                       ========          =======             ======
Total investment return ..........................................        21.08%          (12.73%)            10.10%(3)
                                                                       ========          =======             ======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) .....................     $173,224          $67,568             $3,750
   Ratio of expenses to average net assets (1) ...................         1.00%            1.00%              1.00%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ..........................         1.25%            1.57%             12.37%(4)
   Ratio of net investment income to average net assets (1) ......         0.17%            0.13%              1.08%(4)
   Portfolio turnover rate .......................................       200.09%          167.86%             21.80%

-------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS SMALL CAP VALUE FUND II
--------------------------------------------------------------------------------
(formerly, the "Boston Partners Micro Cap Value Fund")
================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRS AND EDRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $1 billion when purchased by the Fund and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

      The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earnings power and growth and other investment criteria.

     The Fund may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs").

     The Fund may participate as a purchaser in any initial public offering of securities that may trade at a premium in the secondary market when such a secondary market exists, although it presently has no intention to do so.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) The Fund will invest in smaller issuers which are more volatile than investments in issuers with a market capitalization greater than $1 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1 billion and are more susceptible to changes in the business cycle.

     (BULLET) The equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The  Fund  may,  for  temporary  defensive  purposes,   invest   a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                            INSTITUTIONAL CLASS*
                                                            -------------------
     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum sales charge imposed on purchases .................     None
     Maximum deferred sales charge .............................     None
     Maximum sales charge imposed on reinvested dividends ......     None
     Redemption Fee(1) .........................................     1.00%
     Exchange Fee ..............................................     None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ...........................................     1.25%
     Distribution (12b-1) fees .................................     None
     Other expenses(2) .........................................    16.59%
                                                                    -----
         Total annual Fund operating expenses ..................    17.84%
     Fee waivers and expense reimbursements(3) .................    16.29%
                                                                    -----
     Net expenses ..............................................     1.55%
                                                                    =====

      *  The Fund was renamed the Small Cap Value Fund II on February 18, 2000.

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.

     (2) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.55%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31,2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
               ------        -------        -------       --------
                $158         $3,390         $5,846         $9,704

FINANCIAL HIGHLIGHTS

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                 SMALL CAP VALUE FUND II (DAGGER)
                                                                           -------------------------------------
                                                                              FOR THE           FOR THE PERIOD
                                                                            YEAR ENDED           JULY 1, 1998*
                                                                            AUGUST 31,        THROUGH AUGUST 31,
                                                                               1999                  1998
                                                                           -------------      ------------------
                                                                           INSTITUTIONAL         INSTITUTIONAL
                                                                               CLASS                 CLASS
                                                                           -------------      ------------------
Per Share Operating Performance**
Net asset value, beginning of period ...................................      $ 7.62               $ 10.00
                                                                              ------               -------
Net investment income/(loss) (1) .......................................       (0.01)                (0.01)
Net realized and unrealized gain/(loss) on investments (2) .............        1.06                 (2.37)
                                                                              ------               -------
Net increase/(decrease) in net assets resulting from operations. .......        1.05                 (2.38)
                                                                              ------               -------
Dividends to shareholders from:
Net investment income ..................................................          --                    --
Net realized capital gains .............................................          --                    --
                                                                              ------               -------
Total dividends and distributions to shareholders ......................          --                    --
                                                                              ------               -------
Net asset value, end of period .........................................      $ 8.67                $ 7.62
                                                                              ======               =======
Total investment return (5) ............................................       13.78%               (23.80%)(3)
                                                                              ======               =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ...........................     $ 1,309               $ 1,120
   Ratio of expenses to average net assets (1) .........................        1.55%                 1.55%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ............................................       17.84%                17.63%(4)
   Ratio of net investment (loss) to average net assets (1) ............       (0.17%)               (0.34%)(4)
   Portfolio turnover rate .............................................       87.48%                11.97%

------------

(DAGGER) The Fund's name was changed from the Micro Cap Value Fund to the Small
    Cap Value Fund II on February 18, 2000.
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.

BOSTON PARTNERS BOND FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

FIXED-INCOME SECURITIES: Fixed-income securities are generally bonds, which are a type of security that functions like a loan. Bonds are "IOUs" issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at a fixed rate. Hence the term "fixed-income" security.

INVESTMENT-GRADE FIXED-INCOME SECURITIES: Securities which are rated at the time of purchase "AAA," "AA," "A," or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds.

CORPORATE DEBT OBLIGATIONS: A long-term bond issued by a corporation, including railroads and public utilities.

MORTGAGE-BACKED SECURITIES: Pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers.

ASSET-BACKED SECURITIES: Pools of assets, usually loans such as installment sale contracts or credit card receivables, assembled for sale by private issuers.

MATURITY: The date on which an investor in a fixed income security will be paid in full by the issuer.
================================================================================

INVESTMENT GOALS

     The Fund seeks to maximize total return by investing principally in investment grade fixed-income securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 75% of its total assets in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization"). The Fund may also purchase Debt Securities which are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to investment-grade instruments. The Fund may invest up to 25% of its total assets in Debt Securities rated "Ba" and "B" by Moody's or "BB" and "B" by S&P or which are similarly rated by another Rating Organization (i.e., high yield, high risk securities) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed-income securities to decrease and falling interest rates cause the prices of fixed-income securities to increase. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     (BULLET) High yield, high risk fixed-income securities have a greater risk of default in the payment of interest and principal than higher rated securities and are subject to significant changes in price. Investment by the Fund in such securities involves a high degree of credit risk and such securities are regarded as speculative by the major rating agencies.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower perfor-mance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Institutional Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   1998
                                   ----
                                   7.37%

     Since inception (December 30, 1997), the highest calendar quarter total return for the Institutional Class of the Fund was 2.50% (quarter ended September 30, 1998) and the lowest calendar quarter total return was (.53)% (quarter ended March 31, 1999). The total return was (.08)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Institutional Class, compare with the Lehman Aggregate Index for the same periods. The Lehman Aggregate Index is an unmanaged index containing fixed-income securities rated investment grade or higher by Moody's, S&P or Fitch Investors Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. The Lehman Aggregate Index is a registered trademark of Lehman Brothers, Inc. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                ----------------------------------------------
                                     1 YEAR                 SINCE INCEPTION
                                     ------                 ---------------
     Institutional Class              7.37%                       7.44%*
     Lehman Aggregate Index           8.69%                       8.64%

     *Commenced operations on December 30, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ........................................         0.40%
     Distribution (12b-1) fees ..............................         None
     Other expenses(1) ......................................         1.82%
                                                                      ----
         Total annual Fund operating expenses ...............         2.22%
     Fee waivers and expense reimbursements(2) ..............         1.62%
                                                                      ----
     Net expenses ...........................................         0.60%
                                                                      ====

     (1)  "Other  expenses"  include  audit,  administration,   custody,  legal,
       registration, transfer agency and miscellaneous other charges for the Institutional Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 0.60%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

               1 YEAR        3 YEARS        5 YEARS       10 YEARS
               ------        -------        -------       --------
                 $61          $538          $1,041         $2,427

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                             BOND FUND
                                                                                ----------------------------------
                                                                                   FOR THE        FOR THE PERIOD
                                                                                 YEAR ENDED     DECEMBER 30, 1997*
                                                                                 AUGUST 31,     THROUGH AUGUST 31,
                                                                                    1999               1998
                                                                                -------------   ------------------
                                                                                INSTITUTIONAL      INSTITUTIONAL
                                                                                   CLASS               CLASS
                                                                                -------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period .......................................       $ 10.08            $ 10.00
                                                                                   -------            -------
Net investment income/(loss) (1). ..........................................          0.96               0.78
Net realized and unrealized gain/(loss) on investments (2) .................         (0.90)             (0.31)
                                                                                   -------            -------
Net increase/(decrease) in net assets resulting from operations. ...........          0.06               0.47
                                                                                   -------            -------
Dividends to shareholders from:
Net investment income. .....................................................         (0.62)             (0.39)
Net realized capital gains .................................................         (0.11)                --
                                                                                   -------            -------
Total dividends and distributions to shareholders ..........................         (0.73)             (0.39)
                                                                                   -------            -------
Net asset value, end of period .............................................        $ 9.41            $ 10.08
                                                                                   =======            =======
Total investment return (3) ................................................          0.42%              4.79%
                                                                                   =======            =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted). ..............................       $12,041            $15,509
   Ratio of expenses to average net assets (1). ............................          0.60%              0.60%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ................................................          2.22%              2.82%(4)
   Ratio of net investment income to average net assets (1) ................          6.22%              6.06%(4)
   Portfolio turnover rate. ................................................         57.60%             45.27%

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

MARKET NEUTRAL: Refers to a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets.

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

SALOMON SMITH BARNEY U.S. 1-MONTH TREASURY BILL INDEX(TRADE MARK): An unmanaged index containing monthly return equivalents of yield averages that are not marked to market.

SHORT SALE: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

SHORT-TERM CASH INSTRUMENTS: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

FEDERAL FUNDS RATE: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

ADRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than that of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index.(TRADE MARK)

PRIMARY INVESTMENT STRATEGIES

     The Fund invests in long positions in stocks identified by Boston Partners Asset Management L.P. (the "Adviser") as undervalued and short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest in securities principally traded in the United States markets. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the United States equity market generally and low to neutral exposure to specific industries, specific market capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

     The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

     To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in undervalued stocks and short positions in overvalued stocks. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

     (BULLET) Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price.

     (BULLET) The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     (BULLET) Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without limitations,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 200%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

     EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the period November 17, 1998 (commencement of operations) through August 31, 1999.

                                                             INSTITUTIONAL CLASS
                                                             -------------------
     SHAREHOLDER FEES (fees paid directly
        from your investment)

     Maximum sales charge imposed on purchases ..............         None
     Maximum deferred sales charge ..........................         None
     Maximum sales charge imposed on reinvested dividends ...         None
     Redemption Fee(1) ......................................         1.00%
     Exchange Fee ...........................................         None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ........................................         2.25%
     Distribution (12b-1) fees ..............................         None
     Other expenses(2) ......................................        24.11%
                                                                     -----
         Total annual Fund operating expenses ...............        26.36%
     Fee waivers and expense reimbursements(3) ..............        23.41%
                                                                     -----
     Net expenses ...........................................         2.95%
                                                                     =====

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

     (2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends is estimated at 0.45% of average net assets for the current fiscal year.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 2.50% excluding short sale dividend expense.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Institutional Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

            1 YEAR        3 YEARS        5 YEARS       10 YEARS
            ------        -------        -------       --------
             $298         $4,590         $7,245         $10,253

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).
                                                         MARKET NEUTRAL FUND
                                                         -------------------
                                                           FOR THE PERIOD
                                                         NOVEMBER 17, 1998*
                                                         THROUGH AUGUST 31,
                                                                1999
                                                         -------------------
                                                         INSTITUTIONAL CLASS
                                                         -------------------
Per Share Operating Performance**
Net asset value, beginning of period ..................        $ 10.00
                                                               -------
Net investment income/(loss) (1) ......................           0.12
Net realized and unrealized gain/(loss)
   on investments (2) .................................          (0.66)
                                                               -------
Net increase/(decrease) in net assets
   resulting from operations ..........................          (0.54)
                                                               -------
Dividends to shareholders from:
Net investment income .................................             --
Net realized capital gains ............................             --
                                                               -------
Total dividends and distributions to shareholders .....             --
                                                               -------
Net asset value, end of period ........................        $  9.46
                                                               =======
Total investment return (3) (5) .......................          (5.40%)
                                                               =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..........        $   941
   Ratio of expenses to average net assets (1) ........           2.50%(4)(6)
   Ratio of expenses to average net assets
      without waivers and expense reimbursements ......          26.36%(4)(6)
   Ratio of net investment income to
      average net assets (1) ..........................           1.57%(4)
   Portfolio turnover rate ............................         218.41%
------------
*   Commencement of operations.

** Calculated based on shares outstanding on the sfirst and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.

(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.
(6) Without the voluntary waiver of advisory and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 26.36% (excluding dividend expense) and 26.77% (including dividend expense) annualized for the period ended August 31, 1999.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Funds. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of October, 1999, the Adviser managed approximately $10.2 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.

PORTFOLIO MANAGERS

BOSTON PARTNERS LARGE CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $5.5 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst ("CFA") and has over fifteen years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty-one years of investment experience. Prior to joining the Adviser in April 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a CFA. For the fiscal year ended August 31, 1999, the Fund paid .60% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MID CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a Senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $1.5 billion in mid-capitalization activities as well as $1 billion in small capitalization activities. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management, Inc. from 1989 through April 1995 where he was a senior portfolio manager. Mr. Archambo has over 15 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid .70% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS SMALL CAP VALUE FUND II

     The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora and Wayne J. Archambo who are senior portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 11 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS BOND FUND

     The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 16 years of investment experience and is a CFA. Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-term Fixed Income Group at State Street Global Advisors. He has a total of 17 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 16 years of investment experience. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MARKET NEUTRAL FUND

     The day-to-day portfolio management of the Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a CFA. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management, Inc. since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a CFA. For the period ended August 31, 1999, the Boston Partners Market Neutral Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

OTHER SERVICE PROVIDERS

     The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                   TRANSFER AGENT AND DIVIDEND
                                                      DISBURSING AGENT
     PROVIDENT DISTRIBUTORS, INC.
         3200 HORIZON DRIVE                               PFPC INC.
      KING OF PRUSSIA, PA 19406                    400 BELLEVUE PARKWAY
                                                   WILMINGTON, DE 19809
    Distributes shares of the
      BOSTON PARTNERS Funds.                    Handles shareholder services,
                                         including recordkeeping and statements,
                                        distribution of dividends and processing
                                           of buy, sell and exchange requests.

 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

   BOSTON PARTNER ASSET                               PFPC TRUST COMPANY
     MANAGEMENT, L.P.                                 200 STEVENS DRIVE
28 STATE STREET 21ST FLOOR                             LESTER, PA 19113
   BOSTON, MA 02109

                                             Holds each Fund's assets, settles
Manages each Fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating each
                                              Fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
           ADMINISTRATOR

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to each Fund and calculates each
      Fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the Funds' activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

     Institutional Shares of the Funds ("Shares") are priced at their net asset value ("NAV"). The NAV for the Institutional Class of each Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

     Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

     Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES

     Shares representing interests in the Funds are offered continuously for sale by Provident Distributors, Inc. (the "Distributor"). You may purchase Shares of each Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in any Fund is $100,000 and the minimum additional investment is $5,000. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser without being subject to the minimum investment limitations.

     INITIAL  INVESTMENT  BY MAIL.  An account may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

     BOSTON PARTNERS [NAME OF FUND]
     c/o PFPC Inc.
     P.O. Box 8852
     Wilmington, DE 19899-8852

     The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account # 86-1108-2507
     F/B/O BOSTON PARTNERS [NAME OF FUND]
     Ref. (Account Number)

     Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $5,000) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners [name of Fund]) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

     AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($5,000 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.

     OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. As of the date of this Prospectus, the Boston Partners Small Cap Value Fund II intends to suspend the offering of Shares upon the Fund's attaining $500 million in total assets.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

     You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption. However, if a shareholder of the Boston Partners Small Cap Value Fund II or Boston Partners Market Neutral Fund redeems Shares held for less than 1 year, a transaction fee of 1% of the net asset value of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

     REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS [name of Fund], c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

     a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature Guarantees, which are not a part of these programs, will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     c. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND BOSTON PARTNERS MARKET NEUTRAL FUND

     The Boston Partners Small Cap Value Fund II and Boston Partners Market Neutral Fund require the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request;
(3) the realization of capital gains by the other shareholders in each Fund; and
(4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Small Cap Value Fund II and Boston Partners Market Neutral Fund.

     INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Boston Partners Small Cap Value Fund II and Boston Partners Market Neutral Fund will not be charged when shares are involuntarily redeemed.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

     Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Shares of any Boston Partners Fund for Institutional Shares of another Boston Partners Fund, up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Institutional Shares and the net asset value of the Institutional Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Small Cap Value Fund II or Boston Partners Market Neutral Fund Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

     If the exchanging shareholder does not currently own Institutional Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

     Each Fund will declare and pay dividends from net investment income annually, except the Boston Partners Bond Fund, which will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

     Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

     You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.)

     Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE

     Each Fund also offers Investor Shares, which are offered directly to individual investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Shares of a Fund can be expected to differ from the total return on Investor Shares of the same Fund. Information concerning Investor class shares of the Funds can be requested by calling the Fund at (888) 261-4073.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.





INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts


CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania


TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


DISTRIBUTOR
Provident Distributors,Inc.
King of Prussia, Pennsylvania


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       HTTP://WWW.BOSTONPARTNERSFUNDS.COM

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the Fund's investments, describe each of the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission. The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

SHAREHOLDER INQUIRIES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS

     Call (888) 261-4073.

WRITTEN CORRESPONDENCE

     Post Office Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. PO Box 8852, Wilmington, DE 19899-8852

     Street Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the BOSTON PARTNERS FAMILY OF FUNDS, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                   INVESTMENT COMPANY ACT FILE NO. 811-05518

PROSPECTUS

DECEMBER 1, 1999
(as revised March 28, 2000)


BOSTON PARTNERS
   LARGE CAP VALUE FUND

BOSTON PARTNERS
   MID CAP VALUE FUND

BOSTON PARTNERS
   SMALL CAP VALUE FUND II

BOSTON PARTNERS
   BOND FUND

BOSTON PARTNERS
   MARKET NEUTRAL FUND
INVESTOR CLASS

[GRAPHIC OMITTED]
bp
BOSTON PARTNERS ASSET MANAGEMENT,L.P.
-------------------------------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.

                                 INVESTOR CLASS



                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                               MID CAP VALUE FUND
                             SMALL CAP VALUE FUND II
                                    BOND FUND
                               MARKET NEUTRAL FUND



--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
PROSPECTUS                                                      December 1, 1999
                                                     (as revised March 28, 2000)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

=================================  INTRODUCTION ...............................3


                                   DESCRIPTIONS OF THE BOSTON PARTNERS FUNDS

A LOOK AT THE GOALS,  STRATEGIES,     Boston Partners Large Cap Value Fund ....4
RISKS, EXPENSES AND FINANCIAL
HISTORY OF EACH OF THE                Boston Partners Mid Cap Value Fund ......9
BOSTON PARTNERS FUNDS.
                                      Boston Partners Small Cap Value Fund II.13

                                      Boston Partners Bond Fund ..............17

                                      Boston Partners Market Neutral Fund ....21


                                   MANAGEMENT

DETAILS ABOUT THE SERVICE             Investment Adviser .....................25
PROVIDERS.
                                      Service Provider Chart .................27


                                   SHAREHOLDER INFORMATION

POLICIES AND INSTRUCTIONS FOR         Pricing of Fund Shares .................28
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY OF          Purchase of Fund Shares ................28
THE BOSTON PARTNERS FUNDS.
                                      Redemption of Fund Shares ..............30

                                      Exchange Privilege .....................32

                                      Dividends and Distributions ............33

                                      Taxes ..................................33

                                      Multi-Class Structure ..................34


=================================  FOR MORE INFORMATION ..............Back Cover

INTRODUCTION
--------------------------------------------------------------------------------

     This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the Boston Partners Family of Funds of The RBB Fund, Inc. (the "Company").

     The five mutual funds of the Company offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Micro Cap Value Fund, Boston Partners Bond Fund, and Boston Partners Market Neutral Fund (each a "Fund" and collectively, the "Funds"). This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Funds.

     This Prospectus has been organized so that each Fund has its own short section with important facts about that particular Fund. Once you read the short sections about the Funds that interest you, read the "Purchase of Fund Shares" and "Redemption of Fund Shares" sections. These two sections apply to all the Funds offered by this Prospectus.

BOSTON PARTNERS LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital with current income as a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by Boston Partners Asset Management L.P. (the "Adviser") as possessing value characteristics. The Fund may also invest up to 20% of its total assets in non-U.S. dollar denominated securities.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the policies above, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.


KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.


PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the variability of the annual total returns for the Investor Class of the Fund for the last two calendar years. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class from year to year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    1997                     1998
                   ------                  -------
                   28.34%                  (0.77%)

     Since inception (January 16, 1997), the highest calendar quarter total return for the Investor Class of the Fund was 15.30% (quarter ended June 30, 1998) and the lowest calendar quarter total return was (16.07)% (quarter ended September 30, 1998). The total return was (10.98)% for the calendar nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") for the same periods. The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted accordingly to each stock's total market value relative to the total market value of the other stocks included in the index. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                               AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                               ----------------------------------------------
                                    1 YEAR                 SINCE INCEPTION
                                    -------               ------------------
     Investor Class                  (.77)%                      13.14%*
     S&P 500 Index                   28.57%                      28.55%

     *Commenced operations on January 16, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                             INVESTOR CLASS
                                                             --------------
     ANNUAL FUND OPERATING EXPENSES
     (expenses that are deducted from Fund assets)

     Management fees ......................................       0.75%
     Distribution (12b-1) fees ............................       0.25%
     Other expenses(1) ....................................       0.52%
                                                                  ----
         Total annual Fund operating expenses .............       1.52%
     Fee waivers(2) .......................................       0.30%
                                                                  ----
     Net expenses .........................................       1.22%
                                                                  ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.22%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $124           $451           $801         $1,787

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                  LARGE CAP VALUE FUND
                                                                     ----------------------------------------------
                                                                       FOR THE       FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED    YEAR ENDED     JANUARY 16, 1997*
                                                                     AUGUST 31,    AUGUST 31,    THROUGH AUGUST 31,
                                                                        1999          1998              1997
                                                                     ----------    ----------    ------------------
                                                                      INVESTOR      INVESTOR          INVESTOR
                                                                        CLASS         CLASS             CLASS
                                                                     ----------    ----------    ------------------
Per Share Operating Performance**
Net asset value, beginning of period ..............................    $ 10.70       $ 12.45          $ 10.20
                                                                       -------       -------          -------
Net investment income/(loss) (1) ..................................       0.15          0.06             0.02
Net realized and unrealized gain/(loss) on investments (2) ........       1.65         (1.27)            2.23
                                                                       -------       -------          -------
Net increase/(decrease) in net assets resulting from operations. ..       1.80         (1.21)            2.25
                                                                       -------       -------          -------
Dividends to shareholders from:
Net investment income .............................................      (0.03)        (0.06)              --
Net realized capital gains ........................................      (0.11)        (0.48)              --
                                                                       -------       -------          -------
Total dividends and distributions to shareholders .................      (0.14)        (0.54)              --
                                                                       -------       -------          -------
Net asset value, end of period ....................................    $ 12.36       $ 10.70          $ 12.45
                                                                       =======       =======          =======
Total investment return (3) .......................................      16.86%       (10.28%)          22.06%
                                                                       =======       =======          =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ......................    $ 1,637       $ 6,150           $  683
   Ratio of expenses to average net assets (1) ....................       1.25%         1.19%            1.11%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements ...........................       1.55%         1.74%            3.05%(4)
   Ratio of net investment income to average net assets (1) .......       0.36%         0.68%            0.91%(4)
   Portfolio turnover rate ........................................     156.16%       111.68%           67.16%

--------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MID CAP VALUE FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.
================================================================================

INVESTMENT GOALS

     The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks of issuers with a market capitalization of between $200 million and $6 billion and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

     The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET)  The  Fund  may,  for  temporary  defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instuments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Investor Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    1998
                                   -------
                                   (2.20%)

     Since inception (June 2, 1997), the highest calendar quarter total return for the Investor Class of the Fund was 13.64% (quarter ended March 31, 1998) and the lowest calendar quarter total return was (20.89)% (quarter ended September 30, 1998). The total return was (10.20)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Russell 2500 Index for the same periods. The Russell 2500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                 AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                 ----------------------------------------------
                                       1 YEAR                SINCE INCEPTION
                                       ------                ---------------
     Investor Class                    (2.20)%                     8.20%*
     Russell 2500 Index                 0.38%                     10.32%

     *Commenced operations on June 2, 1997.


EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                                  INVESTOR CLASS
                                                                  --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees .............................................    0.80%
     Distribution (12b-1) fees ...................................    0.25%
     Other expenses(1) ...........................................    0.42%
                                                                      ----
         Total annual Fund operating expenses ....................    1.47%
     Fee waivers(2) ..............................................    0.25%
                                                                      ----
     Net expenses ................................................    1.22%
                                                                      ====

     (1) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.

     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.22%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $124          $440           $779          $1,736

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                   MID CAP VALUE FUND
                                                                      ---------------------------------------------
                                                                       FOR THE       FOR THE       FOR THE PERIOD
                                                                     YEAR ENDED    YEAR ENDED       JUNE 2, 1997*
                                                                     AUGUST 31,    AUGUST 31,    THROUGH AUGUST 31,
                                                                        1999          1998              1997
                                                                     ----------    ----------    ------------------
                                                                      INVESTOR      INVESTOR          INVESTOR
                                                                        CLASS         CLASS             CLASS
                                                                     ----------    ----------    ------------------
Per Share Operating Performance**
Net asset value, beginning of period ................................   $  9.42       $ 11.01          $ 10.00
                                                                        -------       -------          -------
Net investment income/(loss) (1) ....................................     (0.01)         0.01             0.01
Net realized and unrealized gain/(loss) on investments (2) ..........      1.97         (1.38)            1.00
                                                                        -------       -------          -------
Net increase/(decrease) in net assets resulting from operations. ....      1.96         (1.37)            1.01
                                                                        -------       -------          -------
Dividends to shareholders from:
Net investment income ...............................................        --         (0.01)              --
Net realized capital gains ..........................................        --         (0.21)              --
                                                                        -------       -------          -------
Total dividends and distributions to shareholders ...................        --         (0.22)              --
                                                                        -------       -------          -------
Net asset value, end of period ......................................   $ 11.38        $ 9.42          $ 11.01
                                                                        =======       =======          =======
Total investment return (3) .........................................     20.81%       (12.77%)          10.10%
                                                                        =======       =======          =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ........................   $ 2,762       $ 1,828          $   598
   Ratio of expenses to average net assets (1) ......................      1.25%         1.15%            1.10%(4)
   Ratio of expenses to average net assets without
     waivers and expense reimbursements .............................      1.50%         1.82%           12.62%(4)
   Ratio of net investment income to average net assets (1) .........      0.01%        (0.02%)           0.61%(4)
   Portfolio turnover rate ..........................................    200.09%       167.86%           21.80%

------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS SMALL CAP VALUE FUND II
--------------------------------------------------------------------------------
(formerly, the "Boston Partners Micro Cap Value Fund")
================================================================================
                              IMPORTANT DEFINITIONS

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

VALUE CHARACTERISTICS: Stocks are generally divided into the categories of "growth" or "value." Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

EARNINGS GROWTH: The increased rate of growth in a company's earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRS AND EDRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

PRIMARY INVESTMENT STRATEGIES

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $1 billion when purchased by the Fund and identified by Boston Partners Asset Management L.P. (the "Adviser") as having value characteristics.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

     The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earnings power and growth and other investment criteria.

     The Fund may invest up to 25% of its total assets in equity securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs").

     The Fund may participate as a purchaser in any initial public offering of securities that may trade at a premium in the secondary market when such a secondary market exists, although it presently has no intention to do so.

     In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) At least 65% of the Fund's total assets will be invested in a diversified portfolio of equity securities, and the net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

     (BULLET) The Fund will invest in smaller issuers which are more volatile than investments in issuers with a market capitalization greater than $1 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1 billion and are more susceptible to changes in the business cycle.

     (BULLET) The equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. These equity securities may also be subject to wide fluctuations in market value. The trading market for any given equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such equity securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgement, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

     (BULLET) International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) The  Fund  may,  for  temporary   defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based upon expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                                 INVESTOR CLASS*
                                                                 ---------------
     SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum sales charge imposed on purchases ..................      None
     Maximum deferred sales charge ..............................      None
     Maximum sales charge imposed on reinvested dividends .......      None
     Redemption Fee(1) ..........................................      1.00%
     Exchange Fee ...............................................      None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ............................................      1.25%
     Distribution (12b-1) fees ..................................      0.25%
     Other expenses(2) ..........................................     16.56%
                                                                      -----
         Total annual Fund operating expenses ...................     18.06%
     Fee waivers and expense reimbursements(3) ..................     16.29%
                                                                      -----
     Net expenses ...............................................      1.77%
                                                                     ======

      *  The Fund was renamed the Small Cap Value Fund II on February 18, 2000.

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

     (2) "Other  expenses"  include  audit,   administration,   custody,  legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 1.77%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
               $180         $3,437         $5,900         $9,736

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                   SMALL CAP VALUE FUND II (DAGGER)
                                                                              -----------------------------------
                                                                                  FOR THE        FOR THE PERIOD
                                                                                YEAR ENDED        JULY 1, 1998*
                                                                                AUGUST 31,     THROUGH AUGUST 31,
                                                                                   1999               1998
                                                                              --------------   ------------------
                                                                              INVESTOR CLASS     INVESTOR CLASS
                                                                              --------------   ------------------
Per Share Operating Performance**
Net asset value, beginning of period ......................................       $ 7.63             $ 10.00
                                                                                  ------             -------
Net investment income/(loss) (1) ..........................................        (0.02)              (0.01)
Net realized and unrealized gain/(loss) on investments (2) ................         1.04               (2.36)
                                                                                  ------             -------
Net increase/(decrease) in net assets resulting from operations. ..........         1.02               (2.37)
                                                                                  ------             -------
Dividends to shareholders from:
Net investment income .....................................................           --                  --
Net realized capital gains ................................................           --                  --
                                                                                  ------             -------
Total dividends and distributions to shareholders .........................           --                  --
                                                                                  ------             -------
Net asset value, end of period ............................................       $ 8.65             $  7.63
                                                                                  ======             =======
Total investment return (3) (5) ...........................................        13.37%             (23.70%)
                                                                                  ======             =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..............................       $  293              $  129
   Ratio of expenses to average net assets (1) ............................         1.80%               1.80%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ...............................................        18.09%              18.61%(4)
   Ratio of net investment income to average net assets (1) ...............        (0.42%)             (0.66%)(4)
   Portfolio turnover rate ................................................        87.48%              11.97%

-------------
(DAGGER) The Fund's name was changed from the Micro Cap Value Fund to the Small
    Cap Value Fund II on February 18, 2000.
 *  Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.

BOSTON PARTNERS BOND FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS
TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.
FIXED-INCOME SECURITIES: Fixed-income securities are generally bonds, which are a type of security that functions like a loan. Bonds are "IOUs" issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying ownership in a company. With a bond, your "loan" is for a specific period, usually 5 to 30 years. You receive regular interest payments at a fixed rate. Hence the term "fixed-income" security. INVESTMENT-GRADE FIXED-INCOME SECURITIES: Securities which are rated at the time of purchase "AAA," "AA," "A," or "BBB" by S&P, "Aaa," "Aa," "A" or "Baa" by Moody's or which are similarly rated by another Rating Organization or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Debt securities rated "BBB" by S&P, "Baa" by Moody's or the equivalent rating of another Rating Organization, while still deemed investment-grade, are considered to have speculative characteristics and are more sensitive to economic change than higher rated bonds.
CORPORATE DEBT OBLIGATIONS: A long-term bond issued by a corporation, including railroads and public utilities.
MORTGAGE-BACKED SECURITIES: Pools of mortgage loans assembled for sale to investors by various governmental agencies as well as by private issuers. ASSET-BACKED SECURITIES: Pools of assets, usually loans such as installment sale contracts or credit card receivables, assembled for sale by private issuers.
MATURITY: The date on which an investor in a fixed income security will be paid in full by the issuer.
================================================================================

INVESTMENT GOALS

     The Fund seeks to maximize total return by investing principally in investment grade fixed-income securities. Current income is a secondary goal.

PRIMARY INVESTMENT STRATEGIES

     The Fund invests (during normal market conditions) at least 75% of its total assets in bonds, including corporate debt obligations and mortgage-backed and asset-backed securities (collectively, "Debt Securities") rated investment-grade or better at the time of purchase by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or which are similarly rated by another nationally recognized statistical rating organization ("Rating Organization"). The Fund may also purchase Debt Securities which are unrated but deemed by Boston Partners Asset Management L.P. (the "Adviser") to be comparable in quality to investment-grade instruments. The Fund may invest up to 25% of its total assets in Debt Securities rated "Ba" and "B" by Moody's or "BB" and "B" by S&P or which are similarly rated by another Rating Organization (i.e., high yield, high risk securities) or are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to interest rate risk. Rising interest rates cause the prices of fixed-income securities to decrease and falling interest rates cause the prices of fixed-income securities to increase. Securities with longer maturities can be more sensitive to interest rate changes. In effect, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

     (BULLET) High yield, high risk fixed-income securities have a greater risk of default in the payment of interest and principal than higher rated securities and are subject to significant changes in price. Investment by the Fund in such securities involves a high degree of credit risk and such securities are regarded as speculative by the major rating agencies.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 100%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund may experience  relatively large purchases or redemptions due to asset allocation decisions made by the Adviser for clients receiving asset allocation account management services involving investments in the Fund. These transactions may have a material effect on the Fund, since redemptions caused by reallocations may result in the Fund selling portfolio securities it might not otherwise sell, resulting in a higher portfolio turnover rate, and purchases caused by reallocations may result in the Fund receiving additional cash that will remain uninvested until additional securities can be purchased. The Adviser will attempt to minimize the effects of these transactions at all times.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

PRIOR PERFORMANCE

     ANNUAL TOTAL RETURNS AS OF DECEMBER 31

     The bar chart below shows the total return for the Investor Class of the Fund during its first full calendar year. Past performance is not necessarily an indicator of how the Fund will perform in the future.

[GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      7.09%
                                      -----
                                      1998

     Since inception (December 30, 1997), the highest calendar quarter total return for the Investor Class of the Fund was 2.42% (quarter ended September 30, 1998) and the lowest calendar quarter total return was (.58)% (quarter ended March 31, 1999). The total return was (.14)% for the nine months ended September 30, 1999.

     AVERAGE ANNUAL TOTAL RETURNS -- COMPARISON

     The table below shows how the Fund's average annual total returns for the past one calendar year and since inception, with respect to the Investor Class, compare with the Lehman Brothers Aggregate Index for the same periods. The Lehman Brothers Aggregate Index is an unmanaged index containing fixed-income securities rated investment grade or higher by Moody's, S&P or Fitch Investors Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. The Lehman Brothers Aggregate Index is a registered trademark of Lehman Brothers, Inc. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

                                AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31
                                ----------------------------------------------
                                    1 YEAR                 SINCE INCEPTION
                                    ------                  --------------
     Investor Class                  7.09%                       7.16%*
     Lehman Aggregate Index          8.69%                       8.64%

     *Commenced operations on December 30, 1997.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based upon expenses for the Investor Class of the Fund for the most recent fiscal year ended August 31, 1999.

                                                                 INVESTOR CLASS
                                                                 --------------
     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees ............................................     0.40%
     Distribution (12b-1) fees ..................................     0.25%
     Other expenses(1) ..........................................     1.79%
                                                                      ----
         Total annual Fund operating expenses ...................     2.44%
     Fee waivers and expense reimbursements(2) ..................     1.62%
                                                                      ----
     Net expenses ...............................................     0.82%
                                                                      ====
     (1)"Other  expenses"  include  audit,   administration,   custody,   legal,
         registration, transfer agency and miscellaneous other charges for the Investor Class.
     (2) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed .82%.

EXAMPLE

     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

              1 YEAR        3 YEARS        5 YEARS       10 YEARS
              ------        -------        -------       --------
                $84          $605          $1,154         $2,653

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                                                           BOND FUND
                                                                             -------------------------------------
                                                                               FOR THE           FOR THE PERIOD
                                                                             YEAR ENDED        DECEMBER 30, 1997*
                                                                             AUGUST 31,        THROUGH AUGUST 31,
                                                                                1999                  1998
                                                                             ----------        ------------------
                                                                              INVESTOR              INVESTOR
                                                                                CLASS                 CLASS
                                                                             ----------        ------------------
Per Share Operating Performance**
Net asset value, beginning of period ......................................    $10.10                $10.00
                                                                               ------                ------
Net investment income/(loss) (1) ..........................................      0.93                  0.62
Net realized and unrealized gain/(loss) on investments (2) ................     (0.90)                (0.16)
                                                                               ------                ------
Net increase/(decrease) in net assets resulting from operations ...........      0.03                  0.46
                                                                               ------                ------
Dividends to shareholders from:
Net investment income .....................................................     (0.55)                (0.36)
Net realized capital gains ................................................     (0.11)                   --
                                                                               ------                ------
Total dividends and distributions to shareholders .........................     (0.66)                (0.36)
                                                                               ------                ------
Net asset value, end of period ............................................    $ 9.47                $10.10
                                                                               ======                ======
Total investment return (3) ...............................................      0.17%                 4.63%
                                                                               ======                ======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted) ..............................    $  188                $  198
   Ratio of expenses to average net assets (1) ............................      0.85%                 0.85%(4)
   Ratio of expenses to average net assets without waivers and
     expense reimbursements ...............................................      2.47%                 2.72%(4)
   Ratio of net investment income to average net assets (1) ...............      5.97%                 5.83%(4)
   Portfolio turnover rate ................................................     57.60%                45.27%

---------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.

BOSTON PARTNERS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

================================================================================
                              IMPORTANT DEFINITIONS

MARKET NEUTRAL: Refers to a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets.

EQUITY SECURITY: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

TOTAL RETURN: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

SALOMON SMITH BARNEY U.S. 1-MONTH TREASURY BILL INDEX(TRADE MARK): An unmanaged index containing monthly return equivalents of yield averages that are not marked to market.

SHORT SALE: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

SHORT-TERM CASH INSTRUMENTS: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

FEDERAL FUNDS RATE: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

MARKET CAPITALIZATION: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

ADRS: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.
================================================================================

INVESTMENT GOALS

     The Fund seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Fund seeks a total return greater than that of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index.(TRADE MARK)

PRIMARY INVESTMENT STRATEGIES

     The Fund invests in long positions in stocks identified by Boston Partners Asset Management L.P. (the "Adviser") as undervalued and short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest in securities principally traded in the United States markets. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the United States equity market generally and low to neutral exposure to specific industries, specific market capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

     The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

     To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

KEY RISKS

     (BULLET) The net asset value ("NAV") of the Fund will change with changes in the market value of its portfolio positions.

     (BULLET) Investors may lose money.

     (BULLET) The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in undervalued stocks and short positions in overvalued stocks. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

     (BULLET) Short sales of securities may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price.

     (BULLET) The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

     (BULLET) Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     (BULLET) The  Fund  may,  for  temporary   defensive  purposes,   invest  a
       percentage of its total assets,  without  limitation,  in cash or various
       U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

     (BULLET) The risks of international investing include, but are not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

     (BULLET) If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund's performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 200%, however, it may be higher if the Adviser believes it will improve the Fund's performance.

     (BULLET) The Fund could be affected if the computer systems on which it relies do not properly process information beginning on January 1, 2000. While Year 2000 issues could have a negative effect on the Fund, the Adviser is currently working to avoid such problems. The Adviser is also working with the Fund's other service providers and vendors to determine their systems' ability to handle Year 2000 problems. There is no guarantee that the systems will work properly on January 1, 2000. Year 2000 problems may also hurt issuers whose securities the Fund holds or securities markets generally.

EXPENSES AND FEES

     Fund investors pay various expenses, either directly or indirectly. The purpose of the following table and example is to describe the fees and expenses that you may pay if you buy and hold shares of the Investor Class of the Fund. The table is based on expenses for the Investor Class of the Fund for the period November 17, 1998 (commencement of operations) through August 31, 1999.

                                                                  INVESTOR CLASS
                                                                  --------------

     SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum sales charge imposed on purchases ...................      None
     Maximum deferred sales charge ...............................      None
     Maximum sales charge imposed on reinvested dividends ........      None
     Redemption Fee(1) ...........................................      1.00%
     Exchange Fee ................................................      None

     ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management fees .............................................      2.25%
     Distribution (12b-1) fees ...................................      0.25%
     Other expenses(2) ...........................................     24.08%
                                                                       -----
         Total annual Fund operating expenses ....................     26.58%
     Fee waivers and expense reimbursements(3) ...................     23.41%
                                                                       -----
     Net expenses ................................................      3.17%
                                                                       -----

     (1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

     (2) "Other expenses" include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. "Other expenses" and "Total annual Fund operating expenses" include dividends on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends is estimated at 0.45% of average net assets for the current fiscal year.

     (3) The Adviser has agreed that until December 31, 2000, it will waive advisory fees and reimburse expenses to the extent that total annual Fund operating expenses exceed 2.72% (excluding short sale dividend expenses).

EXAMPLE
     The example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Investor Class of the Fund remain the same, except for the expiration of the fee waivers and reimbursements on December 31, 2000. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

             1 YEAR         3 YEARS         5 YEARS        10 YEARS
             ------         -------         -------        --------
              $320          $4,628          $7,277         $10,254

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term "Total Return" indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund's financial statements audited by PricewaterhouseCoopers LLP, the Company's independent accountants. This information should be read in conjunction with the Fund's financial statements which, together with the report of independent accountants, are included in the Fund's annual report, which is available upon request (see back cover for ordering instructions).

                                                            MARKET NEUTRAL FUND
                                                            -------------------
                                                               FOR THE PERIOD
                                                             NOVEMBER 17, 1998*
                                                             THROUGH AUGUST 31,
                                                                    1999
                                                            -------------------
                                                               INVESTOR CLASS
                                                            -------------------
Per Share Operating Performance**
Net asset value, beginning of period                              $ 10.00
                                                                  -------
Net investment income/(loss) (1)                                     0.06
Net realized and unrealized gain/(loss)
   on investments (2)                                               (0.63)
                                                                  -------
Net increase/(decrease) in net assets
   resulting from operations                                        (0.57)
                                                                  -------
Dividends to shareholders from:
Net investment income                                                  --
Net realized capital gains                                             --
                                                                  -------
Total dividends and distributions to shareholders                      --
                                                                  -------
Net asset value, end of period                                    $  9.43
                                                                  =======
Total investment return (3) (5)                                     (5.70%)
                                                                  =======
Ratios/Supplemental Data
   Net assets, end of period (000's omitted)                      $   231
   Ratio of expenses to average net assets (1)                       2.75%(4)(6)
   Ratio of expenses to average net assets
      without waivers and expense reimbursements                    26.61%(4)(6)
   Ratio of net investment income
     to average net assets (1)                                       1.32%(4)
   Portfolio turnover rate                                         218.41%

-------------
*   Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is not annualized.
(4) Annualized.
(5) Redemption fee of 1.00% is not reflected in total return calculations.
(6) Without the voluntary waiver of advisory and administration fees, the ratios of expenses to average net assets for the Investor Class would have been 26.61% (excluding dividend expense) and 27.02% (including dividend expense) annualized for the period ended August 31, 1999.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

     Boston Partners Asset Management, L.P. (the "Adviser"), located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, provides investment advisory services to the Funds. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts. As of October 31, 1999, the Adviser managed approximately $10.2 billion in assets. The Adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation. The Adviser manages each Fund's business and investment activities subject to the authority of the Company's Board of Directors.

PORTFOLIO MANAGERS

BOSTON PARTNERS LARGE CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $5.5 billion in large cap value institutional equity assets. Prior to joining the Adviser in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst ("CFA") and has over fifteen years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty-one years of investment experience. Prior to joining the Adviser in April 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a CFA. For the fiscal year ended August 31, 1999, the Fund paid .60% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MID CAP VALUE FUND

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $1.5 billion in mid-capitalization activities as well as $1 billion in small capitalization activities. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management, Inc. from 1989 through April 1995 where he was a senior portfolio manager. Mr. Archambo has over 15 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid .70% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS SMALL CAP VALUE FUND II

     The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora and Wayne J. Archambo who are senior portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 11 years of investment experience and is a CFA. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS BOND FUND

     The day-to-day portfolio management of the Fund is the responsibility of William R. Leach who is a senior portfolio manager of the Adviser and Chairman of the Fixed Income Strategy Committee. Prior to joining the Adviser in April 1995, Mr. Leach was employed by The Boston Company Asset Management, Inc. from 1988 through April 1995 where he was a senior portfolio manager and Director of the Fixed Income Strategy Committee. Mr. Leach has over 16 years of investment experience and is a CFA. Mr. Leach will be assisted by Glenn S. Davis, Joseph F. Feeney, Jr. and Michael A. Mullaney. Mr. Davis is a Fixed Income Portfolio Manager with the Adviser and is also a CFA. Prior to joining the Adviser in April 1995, he was Vice President and Portfolio Manager at The Boston Company, specializing in short and intermediate term corporate bonds. Prior to that position, he was responsible for the Short-term Fixed Income Group at State Street Global Advisors. He has a total of 17 years of investment experience. Mr. Feeney is a Fixed Income Portfolio Manager with the Adviser and also a CFA. Prior to joining the Adviser in April 1995, he was Assistant Vice President and Mortgage-backed Securities Portfolio Manager for Putnam Investments. Mr. Mullaney is a Fixed Income Portfolio Manager who joined the Adviser in June 1997. From 1984 to 1997, he was employed at Putnam Investments, most recently as Managing Director and Senior Investment Strategist, specializing in portfolio strategy and management. His prior experience included a position as a senior Consultant from 1981 to 1983 with Chase Econometrics/Interactive Data Corporation, where he focused on quantitative methodologies in fixed income and equity management. He has over 16 years of investment experience. For the fiscal year ended August 31, 1999, the Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

BOSTON PARTNERS MARKET NEUTRAL FUND

     The day-to-day portfolio management of the Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a CFA. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management, Inc. since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a CFA. For the period ended August 31, 1999, the Boston Partners Market Neutral Fund paid 0% (expressed as a percentage of average net assets) to the Adviser for its services.

OTHER SERVICE PROVIDERS

     The following chart shows the Funds' other service providers and includes their addresses and principal activities.

                                  ------------
                                  SHAREHOLDERS
                                  ------------

Distribution and
Shareholder Services

 ------------------------------------  -----------------------------------------
         PRINCIPAL DISTRIBUTOR                       TRANSFER AGENT

     PROVIDENT DISTRIBUTORS, INC.                       PFPC INC.
         3200 HORIZON DRIVE                       400 BELLEVUE PARKWAY
      KING OF PRUSSIA, PA 19406                    WILMINGTON, DE 19809

    Distributes shares of the                 Handles shareholder services,
      BOSTON PARTNERS Fund.             including recordkeeping and statements,
                                        distribution of dividends and processing
                                           of buy, sell and exchange requests.
 ------------------------------------  -----------------------------------------


Asset
Management

 ------------------------------------  -----------------------------------------
    INVESTMENT ADVISER                                   CUSTODIAN

   BOSTON PARTNER ASSET                           PFPC TRUST COMPANY
     MANAGEMENT, L.P.                             200 STEVENS DRIVE
28 STATE STREET 21ST FLOOR                              LESTER, PA 19113
   BOSTON, MA 02109

                                             Holds each Fund's assets, settles
Manages each Fund's business                 all portfolio trades and collects
and  investment activities.                     most of the valuation data
                                               required for calculating each
                                              Fund's net asset value ("NAV").

 ------------------------------------  -----------------------------------------


Fund
Operations

 ------------------------------------
           ADMINISTRATOR

             PFPC INC.
       400 BELLEVUE PARKWAY
       WILMINGTON, DE 19809

  Provides facilities, equipment
    and personnel to carry out
 administrative services related
  to each Fund and calculates the
      Fund's NAV, dividends
        and distributions.
 ------------------------------------


                        ---------------------------------
                               BOARD OF DIRECTORS

                        Supervises the Fund's activities.
                        ---------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

     Investor Shares of the Funds ("Shares") are priced at their net asset value ("NAV"). The NAV for the Investor Class of each Fund is calculated by adding the value of all securities, cash and other assets in a Fund's portfolio, deducting the Fund's actual and accrued liabilities and dividing by the total number of Shares outstanding.

     Each Fund's NAV is calculated once daily at the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) each day the NYSE is open. Shares will not be priced on the days on which the NYSE is closed.

     Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or on the NASDAQ National Market System where they are traded. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the bid and asked prices is used. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. With the approval of the Company's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in providing valuations to value a Fund's securities. If market quotations are unavailable, securities will be valued at fair value as determined in good faith by the investment adviser according to procedures adopted by the Company's Board of Directors.

PURCHASE OF FUND SHARES

     Shares representing interests in the Funds are offered continuously for sale by Provident Distributors, Inc. (the "Distributor"). The Board of Directors of the Company has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Funds a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company's Board of Directors and by the Distributor. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Funds' 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Organizations. See "Purchases Through Intermediaries" below.

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

     PURCHASES THROUGH INTERMEDIARIES. Shares of the Funds may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection  with a  purchase  or  redemption  of  Shares  and  should  read this
Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the

Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Company in good order will be priced at the appropriate Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual net asset value of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of service provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

     GENERAL. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by PFPC Inc. (the "Transfer Agent") in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on RBB's records. The minimum initial investment in any Fund is $2,500 and the minimum additional investment is $100. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below.

     INITIAL  INVESTMENT  BY MAIL.  An account may be opened by  completing  and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

     BOSTON PARTNERS [NAME OF FUND]
     c/o PFPC Inc.
     P.O. Box 8852
     Wilmington, DE 19899-8852

     The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder's account at the NAV per share of the Fund next determined after receipt of payment in good order.

     INITIAL INVESTMENT BY WIRE. Shares of each Fund may be purchased by wiring federal funds to PNC Bank (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under "Initial Investment by Mail" in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

     PNC Bank, NA
     Philadelphia, Pennsylvania 19103
     ABA# 0310-0005-3
     Account # 86-1108-2507
     F/B/O BOSTON PARTNERS [NAME OF FUND]
     Ref. (Account Number)
     Shareholder Name

     Federal funds purchases will be accepted only on a day on which the NYSE and PNC Bank, NA are open for business.

     ADDITIONAL INVESTMENTS. Additional investments may be made at any time (minimum investment $100) by purchasing Shares of any Fund at NAV by mailing a check to the Transfer Agent at the address noted above under "Initial Investment by Mail" (payable to Boston Partners [name of Fund]) or by wiring monies to PNC Bank, NA as outlined above under "Initial Investment by Wire." For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected.

     AUTOMATIC INVESTMENT PLAN. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073 to obtain the appropriate forms.

     RETIREMENT PLANS. Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax adviser.

     OTHER PURCHASE INFORMATION. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. As of the date of this Prospectus, the Boston Partners Small Cap Value Fund II intends to suspend the offering of Shares upon the Fund's attaining $500 million in total assets.

REDEMPTION OF FUND SHARES

     You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

     You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone. The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is no charge for a redemption. However, if a shareholder of the Boston Partners Small Cap Value Fund II or Boston Partners Market Neutral Fund redeems Shares held for less than 1 year, a transaction fee of 1% of the net asset value of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, shares purchased first will be considered to be shares first redeemed.

     REDEMPTION BY MAIL. Your redemption requests should be addressed to BOSTON PARTNERS [name of Fund], c/o PFPC Inc., P.O. Box 8852, Wilmington, DE 19899-8852 and must include:

     a. a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     b. any required signature guarantees, which are required when (i) the redemption request proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature Guarantees, which are not a part of these programs, will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

     c. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

     REDEMPTION BY TELEPHONE. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073 for a Telephone Authorization Form.

     Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the telephone redemption option or the telephone exchange option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

     SYSTEMATIC WITHDRAWAL PLAN. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 8852, Wilmington Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

     TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND BOSTON PARTNERS MARKET NEUTRAL FUND

     The Boston Partners Small Cap Value Fund II and Boston Partners Market Neutral Fund require the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a

Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in each Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents each Fund's estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Boston Partners Small Cap Value Fund II and Boston Partners Market Neutral Fund.

     INVOLUNTARY REDEMPTION. The Company reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Boston Partners Small Cap Value Fund II and Boston Partners Market Neutral Fund will not be charged when shares are involuntarily redeemed.

     OTHER REDEMPTION INFORMATION. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date.
Shareholders can avoid this delay by utilizing the wire purchase option.

     Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Shares of any Boston Partners Fund for Investor Shares of another Boston Partners Fund, up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Investor Shares and the net asset value of the Investor Shares to be acquired next determined after PFPC's receipt of a request for an exchange. An exchange of Boston Partners Small Cap Value Fund II or Boston Partners Market Neutral Fund Shares held for less than 1 year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see "Redemption by Telephone" above).

     If the exchanging shareholder does not currently own Investor Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See "Redemption By Mail" for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Company, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in a Fund advised by the Adviser, the dollar value of the Shares acquired must equal or exceed the Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Fund's minimum for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

     The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Boston Partners Funds) that is deemed to be disruptive to efficient portfolio management.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

     Each Fund will declare and pay dividends from net investment income annually, except the Boston Partners Bond Fund, which will declare and pay dividends from net investment income monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually.

TAXES

     Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional Shares. You will be notified annually of the tax status of distributions to you.

     You should note that if you purchase Shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of a portion of your purchase price. This is known as "buying into a dividend."

     You will recognize taxable gain or loss on a sale, exchange or redemption of your Shares, including an exchange for Shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.)

     Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

     The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MULTI-CLASS STRUCTURE

     Each Fund also offers Institutional Shares, which are offered directly to institutional investors in a separate prospectus. Shares of each class of the Funds represent equal pro rata interests and accrue dividends and calculate net asset value and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Shares of a Fund can be expected to differ from the total return on Institutional Shares of the same Fund. Information concerning Institutional class shares of the Funds can be requested by calling the Fund at
(888) 261-4073.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.






INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts


CUSTODIAN
PFPC Trust Company
Lester, Pennsylvania


TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


DISTRIBUTOR
Provident Distributors,Inc.
King of Prussia, Pennsylvania


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.
                                 (888) 261-4073
                       HTTP://WWW.BOSTONPARTNERSFUNDS.COM

FOR MORE INFORMATION:

     This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the BOSTON PARTNERS FAMILY OF FUNDS is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     These reports contain additional information about each of the Fund's investments, describe each of the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     A Statement of Additional Information, dated December 1, 1999 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the BOSTON PARTNERS FAMILY OF FUNDS, may be obtained free of charge, along with the annual and semi-annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

SHAREHOLDER INQUIRIES

     Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (888) 261-4073 or visit the website of Boston Partners Asset Management L.P. at http://www.bostonpartnersfunds.com.

PURCHASES AND REDEMPTIONS

     Call (888) 261-4073.

WRITTEN CORRESPONDENCE

     Post Office Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. PO Box 8852, Wilmington, DE 19899-8852

     Street Address: BOSTON PARTNERS FAMILY OF FUNDS, c/o PFPC, Inc. 400 Bellevue Parkway, Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

     You may also view information about The RBB Fund, Inc. and the BOSTON PARTNERS FAMILY OF FUNDS, including the SAI, by visiting the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the SEC directly at 1-202-942-8090. Copies of this information can be obtained, for a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

                    INVESTMENT COMPANY ACT FILE NO. 811-05518